Note 9 - Retirement Savings Plans	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE
9
– RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section
401(k)
of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal
2015,
and again in
2016,
we matched
100%
,
of the employee’s contribution up to
4.0%
of their earnings. The employer contribution was
$33,143
and
$39,916
in
2016
and
2015.
There were no discretionary contributions to the plan in
2016
and
2015.